Related Party Transactions and Arrangements	6 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Related Party Transactions and Arrangements

Note 3 — Related Party Transactions and Arrangements

The Advisor and its affiliates will receive compensation and reimbursement for services relating to the IPO and the investment and management of the Company’s assets. The Advisor and its affiliates may incur and pay costs and fees on behalf of the Company. All organizational and offering costs incurred by the Company are reflected in the accompanying balance sheets. The Company reimburses these offering costs and fees to the Advisor, as applicable. All of the Company’s outstanding common stock is held by an entity wholly owned by the Sponsor. As of June 30, 2011, the Company had payables to affiliated entities of $275,318 and payables to the Advisor and affiliated Dealer Manager of $511,914 for services related to the IPO and offering costs paid on behalf of the Company. There were no such payables as of December 31, 2010.

Note 3 — Related Party Transactions and Arrangements

The Advisor, the Sponsor, Realty Capital Securities, LLC and their affiliates will receive compensation and reimbursement for services relating to the Offering and the investment and management of the Company’s assets. The Company had no related party transactions and payables to affiliated entities as of and for the period ended December 31, 2010.